First Trust S-Network E-Commerce ETF Average Annual Total Returns			12 Months Ended	35 Months Ended	60 Months Ended	99 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S-Network Global E-Commerce Index(TM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		21.24%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.49%	8.29%	10.06%	10.90%
First Trust S-Network E-Commerce ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.27%		8.55%	8.43%
Performance Inception Date		Sep. 20, 2016
First Trust S-Network E-Commerce ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.72%		8.11%	7.94%
First Trust S-Network E-Commerce ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.34%		6.52%	6.53%

[1]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some of the entire periods.